Description of Organization, Business Operations and Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of estimated fair value of public warrants was determined by public trading price and private placement warrants was determined using a Black Scholes valuation model using Level 3 inputs - $ / shares
	6 Months Ended
	Dec. 31, 2020	Mar. 31, 2021
Exercise price (in Dollars per share)	$ 11.50
Stock price (in Dollars per share)	$ 9.95	$ 12.00
Volatility	18.40%
Probability of completing a Business Combination	88.30%	60.00%
Term	5 years 5 months 1 day
Risk-free rate	0.42%
Dividend yield	0.00%
Issuance [Member]
Exercise price (in Dollars per share)	$ 11.50
Stock price (in Dollars per share)	$ 9.40
Volatility	23.00%
Probability of completing a Business Combination	88.30%
Term	5 years 7 months 9 days
Risk-free rate	0.42%
Dividend yield	0.00%